Income Tax and Deferred Taxes - Additional Information (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX AND DEFERRED TAXES
Temporary differences associated with investments in subsidiaries and joint ventures	$ 1,044,776,794	$ 1,029,815,247
Deferred tax asset not recognized for deductible temporary differences	$ 1,335,426,974	$ 1,373,836,286